Deconsolidation of Teekay Offshore - Narrative (Details)			1 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Jan. 01, 2018	Sep. 25, 2017 USD ($) day $ / shares shares	Jul. 31, 2018 shares	Dec. 31, 2018 $ / shares	Sep. 24, 2017	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Jul. 03, 2018	Jul. 01, 2016 USD ($)	Jun. 29, 2016 $ / shares
Business Acquisition [Line Items]
Common price per unit (in dollars per share) (equal to or greater than) | $ / shares				$ 0.001		$ 0.001	$ 0.001	$ 0.001
Equity method investment, ownership interest				100.00%		100.00%
Net income (loss) attributable to non-controlling interests						$ 21,490,000	$ (365,796,000)	$ 209,846,000
Subsidiaries
Business Acquisition [Line Items]
Noncontrolling interest				50.00%		50.00%
Net income (loss) attributable to non-controlling interests						$ 21,490,000	$ (365,796,000)	209,846,000
Teekay Offshore
Business Acquisition [Line Items]
Investment in Teekay Offshore		$ 150,100,000
Teekay Offshore
Business Acquisition [Line Items]
Noncontrolling interest		50.00%
Subordinated Promissory Notes
Business Acquisition [Line Items]
Number of warrants to be issued (in shares) | shares		11,400,000
Aggregate proceeds from the debt purchase		$ 140,000,000
Common Units | Teekay Offshore
Business Acquisition [Line Items]
Noncontrolling interest				13.80%		13.80%	13.80%
Equity method investment, ownership interest		14.00%
General Partner | Brookfield
Business Acquisition [Line Items]
Percentage of ownership acquired									2.00%
Ownership interest				51.00%
General Partner | Teekay
Business Acquisition [Line Items]
Ownership interest				49.00%
General Partner | Teekay Offshore
Business Acquisition [Line Items]
Interest of Company's general partner					100.00%
Equity method investment, ownership interest		51.00%
Teekay Offshore
Business Acquisition [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares		$ 0.01
Term of warrants (in years)		7 years
Common price per unit (in dollars per share) (equal to or greater than) | $ / shares		$ 4.00
Trading period | day		10
Brookfield | General Partner
Business Acquisition [Line Items]
Percentage of ownership acquired		49.00%
Number of warrants to be issued (in shares) | shares		1,000,000
Amount purchased for shares		$ 4,000,000
Brookfield | Teekay Offshore
Business Acquisition [Line Items]
Number of warrants to be issued (in shares) | shares		62,400,000
Aggregate purchase price, cash		$ 610,000,000
Number of shares to be issued/exchanged (in shares) | shares		244,000,000
Brookfield | Teekay Offshore | General Partner
Business Acquisition [Line Items]
Percentage of ownership acquired		49.00%
Teekay | Series D Preferred Stock
Business Acquisition [Line Items]
Shares outstanding (in shares) | shares		1,040,000
Teekay | Teekay Offshore
Business Acquisition [Line Items]
Number of warrants to be issued (in shares) | shares		3,100,000
Aggregate purchase price, cash		$ 30,000,000
Number of shares to be issued/exchanged (in shares) | shares		12,000,000
Teekay Corporation | Brookfield | Stock Purchase Warrants
Business Acquisition [Line Items]
Number of warrants to be issued (in shares) | shares			1,000,000
Teekay Offshore
Business Acquisition [Line Items]
Fair value of vessel charters with Teekay Offshore		$ 14,812,000
Discount rate							10.00%
Net income (loss) attributable to non-controlling interests							$ (337,272,000)	$ 53,226,000
Teekay Offshore | Deferred Gain (Loss) on Sale of Assets | Subsidiaries
Business Acquisition [Line Items]
Net income (loss) attributable to non-controlling interests							$ 349,600,000
Teekay Offshore | Subordinated Promissory Notes
Business Acquisition [Line Items]
Debt instrument, principal amount										$ 200,000,000
Teekay Offshore | Series D Warrant
Business Acquisition [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares		$ 4.55		$ 4.55		$ 4.55					$ 6.05
Term of warrants (in years)						7 years
Teekay Offshore | Series C-1 Preferred Units
Business Acquisition [Line Items]
Redemption price (in dollars per share) | $ / shares		18.2
Teekay Offshore | Series D Preferred Stock
Business Acquisition [Line Items]
Redemption price (in dollars per share) | $ / shares		$ 23.75
Teekay Offshore | General Partner
Business Acquisition [Line Items]
Percentage of ownership acquired		2.00%
Investment in Teekay Offshore		$ 150,132,000
Disposed of by sale | Transferred Subsidiaries
Business Acquisition [Line Items]
Loss on sale of business						$ 7,100,000
Disposed of by sale | Transferred Subsidiaries | Teekay Offshore
Business Acquisition [Line Items]
Ownership percentage	100.00%